Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 2,872		¥ 27,467
Less: allowance for doubtful accounts			(3,780)	¥ (5,932)	¥ (6,474)
Accounts receivable	¥ 2,872	$ 413	¥ 23,687